Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2016 USD ($)
Risks and Uncertainties [Abstract]
Deposit with bank insured amount	$ 250,000
Total FHLB deposits	826,000
Total deposits at federal reserve	4,700,000
Total deposits at BBVA	$ 9,700,000